UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5126

Seligman New Jersey Municipal Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 9/30

Date of reporting period: 12/31/08

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman New Jersey Municipal Fund, Inc.
Schedule of Investments (unaudited)
December 31, 2008

Face Amount	Municipal Bonds	Rating†	Value

$2,000,000	Delaware River & Bay Authority Rev. (New Jersey and Delaware), 5.75% due 1/1/2029ø	A1	$2,115,760
1,000,000	New Jersey Economic Development Authority Rev. (The Seeing Eye, Inc. Project), 5% due 12/1/2024	Baa1	1,004,420
3,000,000	New Jersey Economic Development Authority Water Facilities Rev. (New Jersey American Water Co., Inc.), 5.375% due 5/l/2032*	NR	1,977,810
1,250,000	New Jersey Educational Facilities Authority Rev. (Princeton University), 5% due 7/1/2028	Aaa	1,267,288
1,250,000	New Jersey Educational Facilities Authority Rev. (Stevens Institute of Technology), 5.25% due 7/1/2022	Baa2	996,587
1,000,000	New Jersey Educational Facilities Authority Rev. (William Paterson University of New Jersey), 5% due 7/1/2024	Aa2	1,013,590
1,480,000	New Jersey Environmental Infrastructure Fund, 5% due 9/1/2022	Aaa	1,527,730
890,000	New Jersey Health Care Facilities Financing Authority Rev. (Atlantic City Medical Center), 5.75% due 7/1/2025ø	A+‡	991,736
1,110,000	New Jersey Health Care Facilities Financing Authority Rev. (Atlantic City Medical Center), 5.75% due 7/1/2025	A2	992,429
2,450,000	New Jersey Health Care Facilities Financing Authority Rev. (Hackensack University Medical Center), 6% due 1/1/2034	A3	2,116,383
2,255,000	New Jersey Health Care Facilities Financing Authority Rev. (Meridian Health System Obligated Group), 5.375% due 7/l/2024	Aa3	2,059,875
2,000,000	New Jersey Highway Authority Rev. (Garden State Parkway), 5.625% due 1/1/2030ø	AAA‡	2,116,380
215,000	New Jersey Housing & Mortgage Finance Agency Rev. (Multi-Family Housing), 5.75% due 5/1/2025	Aa3	210,526
1,500,000	New Jersey Housing & Mortgage Finance Agency Rev. (Multi-Family Housing), 6.35% due 11/l/2031*	Aa3	1,424,445
1,000,000	New Jersey Transportation Fund Authority, 5% due 12/15/2021ø	Aaa	1,098,190
1,000,000	Port Authority of New York and New Jersey Consolidated Bonds 5% due 10/1/2028	Aa3	963,460
500,000	Port Authority of New York and New Jersey Consolidated Bonds 5% due 8/15/2022	Aa3	504,400
1,000,000	Puerto Rico Electric Power Authority Rev., 5% due 7/1/2023	Aa3	881,500
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2036ø	Aaa	1,199,470

Total Municipal Bonds — 93.2%			24,461,979

	Short-Term Holdings

500,000	Massachusetts State GOs, VRDN, due 3/1/2026	VMIG 1	500,000
600,000	Missouri State Health & Educational Facilities Authority Educational Facility Rev. (The Washington University), VRDN, due 9/1/2030	VMIG 1	600,000

Total Short-Term Holdings — 4.2%			1,100,000

Total Investments — 97.4%			25,561,979
Other Assets Less Liabilities — 2.6%			681,143

Net Assets — 100.0%			$26,243,122

†

Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Corporation (“S&P”) were used (indicated by the symbol ‡). Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA by S&P but have not been rerated by Moody’s have been reported as AAA.

ø	Pre-refunded security. Such securities that will be paid off within one year are classified as short-term holdings.

*	Interest income earned from this security is subject to the federal alternative minimum tax.

VRDN – Variable rate demand notes.

Seligman New Jersey Municipal Fund, Inc.
Notes to Schedule of Investments (unaudited)
December 31, 2008

1.

Security Valuation – Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued by independent pricing services based on bid prices which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are valued by RiverSource Investments, LLC, the Fund’s investment manager, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors (the “Board”). This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the investment manager believes it approximates fair value. Short-term holdings that mature in 60 days or less are valued at current market quotations or amortized cost if the investment manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less. Variable rate demand notes (VRDN) purchased by the Fund may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At December 31, 2008, the interest rates paid on these notes ranged from 1.15% to 1.20%.

2.

Fair Value Measurements – On October 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” SFAS 157 establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques to measure fair value of the Fund’s investments. These inputs are summarized in three broad levels: Level 1 – quoted prices in active markets for identical investments; Level 2 – other significant observable inputs (including quoted prices in inactive markets or for similar investments); and Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value). Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund’s own assumptions based on the best information available. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the value of the Fund’s investments as of December 31, 2008 based on the level of inputs used:

Valuation Inputs	Value

Level 1 - Quoted Prices in Active Markets for Identical Investments	—
Level 2 - Other Significant Observable Inputs	$25,561,979
Level 3 - Significant Unobservable Inputs	—

Total	$25,561,979

3.

Risk – Fixed-income securities owned by the Fund are subject to interest-rate risk, credit risk, prepayment risk, and market risk. To the extent that the Fund concentrates its investments in municipal securities issued by a single state and its municipalities, specific events or factors affecting a particular state may have an impact on the municipal securities of that state without affecting the municipal market in general.

4.	At December 31, 2008, the cost of investments for federal income tax purposes, and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities were as follows:

Tax Basis Cost	Total Unrealized Appreciation	Total Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

$26,933,015	$860,860	$2,231,896	$(1,371,036)

5.

Subsequent Event – On January 8, 2009, the Board approved in principle the merger of Seligman New Jersey Municipal Fund, Inc. into Seligman National Municipal Class, a series of Seligman Municipal Fund Series, Inc. Completion of the merger is subject to approval by shareholders of such Funds. It is currently anticipated that proxy materials regarding the merger will be distributed to shareholders of the Funds during the first or second quarter of 2009, and that a Special Meeting of shareholders to consider such merger will be scheduled for the second quarter of 2009.

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN NEW JERSEY MUNICIPAL FUND, INC.

By:	/S/ PATRICK T. BANNIGAN

Patrick T. Bannigan President and Chief Executive Officer

Date:	February 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ PATRICK T. BANNIGAN

Patrick T. Bannigan President and Chief Executive Officer

Date:	February 25, 2009

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel Treasurer and Chief Financial Officer

Date:	February 25, 2009

SELIGMAN NEW JERSEY MUNICIPAL FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.